Note 16 - Commitments and Contingencies: (Details) - Other Commitments and Contingencies (USD $)	Sep. 30, 2014
Other Commitments [Line Items]
Contractual Obligation	$ 953,200
Employment Agreement With Serverance Contingencies [Member]
Other Commitments [Line Items]
Contractual Obligation	600,000
Other Employee Severance Commitment Contingencies [Member]
Other Commitments [Line Items]
Contractual Obligation	$ 120,000